Schedule of Future Minimum Lease Payments (Details) - Jet Token, Inc. [Member] - USD ($)	Dec. 31, 2022	Jan. 01, 2022
2023	$ 549,000
2024	549,000
2025	549,000
2026	503,250
Total future minimum lease payments	2,150,250
Less imputed interest	(123,907)
Maturities of lease liabilities	$ 2,026,343	$ 2,506,711